Postretirement benefit plans - Defined benefit plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Restructuring charges/other		$ (189)		$ 264		$ 112
U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Service cost		26		24		22
Interest cost		45		44		46
Expected return on plan assets		(48)		(50)		(45)
Amortization of prior service cost (credit)		1		1		1
Recognized net actuarial loss		21		16		23
Net periodic benefit costs		45		35		47
Settlement losses (a) (b)		41	[1],[2]	0	[1],[2]	0	[1],[2]
Curtailment losses (gains)		0		0		0
Special termination benefit losses (gains) (b)		0	[1]	(1)	[1]	4	[1]
Total, including other postretirement losses (gains)		86		34		51
Fair value of benefit obligation settled		955		1,098		959
Fair value of plan assets		941		1,071		914
U.S. retiree health care plan
Defined Benefit Plan Disclosure [Line Items]
Service cost		5		5		4
Interest cost		20		25		25
Expected return on plan assets		(24)		(23)		(21)
Amortization of prior service cost (credit)		4		3		2
Recognized net actuarial loss		11		13		13
Net periodic benefit costs		16		23		23
Settlement losses (a) (b)		0	[1],[2]	0	[1],[2]	0	[1],[2]
Curtailment losses (gains)		0		(1)		5
Special termination benefit losses (gains) (b)		0	[1]	0	[1]	0	[1]
Total, including other postretirement losses (gains)		16		22		28
Fair value of benefit obligation settled		472		509		521
Fair value of plan assets		485		517		431
Non-U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Service cost		41		45		41
Interest cost		61		75		69
Expected return on plan assets		(67)		(78)		(83)
Amortization of prior service cost (credit)		(3)		(4)		(4)
Recognized net actuarial loss		31		41		40
Net periodic benefit costs		63		79		63
Settlement losses (a) (b)		4	[1],[2]	193	[1],[2]	0	[1],[2]
Curtailment losses (gains)		(7)		0		2
Special termination benefit losses (gains) (b)		0	[1]	(337)	[1]	0	[1]
Total, including other postretirement losses (gains)		60		(65)		65
Restructuring charges/other	(144)
Fair value of benefit obligation settled		2,276		2,414		2,748
Fair value of plan assets		2,179		2,218		2,211
Non-U.S. defined benefit plan | Difference Between Fair Values of the Obligations Settled and Assets Transferred
Defined Benefit Plan Disclosure [Line Items]
Restructuring charges/other	(337)
Non-U.S. defined benefit plan | Obligation and Assets Transferred to Japan Subsitutional Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit obligation settled	533
Fair value of plan assets	196
Non-U.S. defined benefit plan | Offset By Settlement Loss Related to Recognition of Previously Unrecognized Actuarial Losses Included In Accumulated Other Comprehensive Income
Defined Benefit Plan Disclosure [Line Items]
Restructuring charges/other	$ 193

[1]	Transfer of Japan substitutional pension in 2012: In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law (JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF. The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other, as shown in Note 3. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled of $533 million and the assets transferred from the pension trust to the government of Japan of $196 million, offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.
[2]	Includes non-restructuring- and restructuring-related settlement losses.